Property and equipment (Details) (CAD)	Dec. 31, 2013	Dec. 31, 2012
Gross property and equipment	2,634,423	2,613,960
Less accumulated depreciation, amortization and impairment	(2,371,605)	(2,286,121)
Net property and equipment	262,818	327,839
Survey equipment
Gross property and equipment	626,286	623,081
Furniture and other equipment
Gross property and equipment	528,420	528,420
Computers and software
Gross property and equipment	1,097,560	1,080,302
Leasehold improvements
Gross property and equipment	382,157	382,157